          As filed with the Securities and Exchange Commission on April 12, 2011

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 103 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 105 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                        LVIP American Global Growth Fund
                 LVIP American Global Small Capitalization Fund
                           LVIP American Growth Fund
                        LVIP American Growth-Income Fund
                       LVIP American International Fund

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                            Nicole S. Jones, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/X/  on May 1, 2011, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lincoln Variable Insurance Products Trust LVIP American Global Growth Fund Service Class II 1300 South Clinton Street
Fort Wayne, Indiana 46802 Prospectus May 1, 2011 The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as “fund”). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

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LVIP American Global Growth Fund(Service Class II)Investment Objective The investment objective of the LVIP American Global Growth Fund is long-term growth of capital. Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (Load)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A
Redemption Fee	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.53%
Distribution and/or Service (12b-1) fees	0.55%
Other Expenses[2]	0.48%
Total Annual Fund Operating Expenses[3]	1.56%
Less Expense Reimbursement[4]	(0.35%)
Net Expenses (After Expense Reimbursement)	1.21%
[1]	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Feeder Fund and the Master Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
3The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012.
Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
1 year	3 years	5 years[1]	10 years[1]
$123	$458	N/A	N/A
1Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three. Portfolio Turnover The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Master fund’s portfolio turnover rate was 28% of the average value of its portfolio.

LVIP American Global Growth Fund	1

Principal Investment Strategies The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located around the world that the Master Fund’s investment adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund expects to be invested in numerous countries around the world. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus. Principal Risks All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund’s foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

2	LVIP American Global Growth Fund

Fund Performance The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
	Average Annual Total Return For periods ended 12/31/10
	1 year	5 years	10 Years
American Funds Global Growth Fund – Class 1[1] (Master Fund)	11.54%	5.88%	5.28%
MSCI World Index	12.34%	2.99%	2.82%
1Performance information shown is that of the American Funds Global Growth Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Global Growth Fund (Feeder Fund) shown in the fees and expenses table above. Investment AdviserThe fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series. Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation
Master Fund Investment Adviser: Capital Research and Management CompanySM
Portfolio Manager(s) of Master Fund	Company Title	Experience w/Master Fund
Robert W. Lovelace	Senior Vice President, Capital World Investors	Since 1997
Martin Jacobs	Senior Vice President, Capital World Investors	Since 2009
Steven T. Watson	Senior Vice President, Capital World Investors	Since 2002
Paul A. White	Senior Vice President, Capital World Investors	Since 2004

LVIP American Global Growth Fund	3

Tax InformationThe fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

4	LVIP American Global Growth Fund

Investment Objective and Principal Investment Strategies The investment objective of the LVIP American Global Growth Fund is long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval. The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series. The Master Fund has not adopted a Plan of Distribution or 12b-1 Plan for Class 1 shares. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located around the world that the Master Fund’s investment adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets.The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.Principal RisksInvesting in securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could cause the value of the fund’s security investments and, therefore, the value of the fund’s shares held under your contract to fluctuate, and you could lose money. The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchase by the fund may involve large price swing and potential for loss, particularly in the case of smaller capitalization stocks. Investments in securities issued by entities based outside the United States involves risks resulting from the reduced availability of public information and that foreign issuers generally are not subject to uniform accounting, auditing, financial reporting and legal standards and practices comparable to those applicable to U.S. issuers; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; currency exchange rates; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Accordingly, the fund’s foreign securities may be less liquid, and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Management and OrganizationThe fund’s business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.Manager of Managers:  The fund employs a “manager of managers” structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund’s investment adviser, without further shareholder approval,

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to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust’s Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund’s adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.Investment Adviser:  Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.The Trust has entered into an Investment Management Agreement with LIA. If the fund invests all of its assets in an investment company, LIA does not charge an investment advisory fee. The fund anticipates investing substantially all of its assets in an investment company, namely, the Master Fund. If the fund ceased to operate in the Master-Feeder structure, LIA upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee. The Investment Adviser to the Master Fund and its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:
Master Fund Adviser	Capital Research and Management Company (“CRMC”), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Master Fund and other mutual funds, including the American Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2010, CRMC had $1 trillion in assets under management.
Master Fund Total Annual Management Fee	Global Growth Fund: 0.56% of average daily net assets. Please see the financial highlights table in the Master Fund’s Prospectus or its annual report for details.
Portfolio Manager(s)	CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of the Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of a Master Fund’s portfolio.
The portfolio counselors (referred to as portfolio managers in the table below) who are primarily responsible for the day-to-day management of the Master Fund are listed below:
Portfolio Manager (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Robert W. Lovelace, (Vice President)	Senior Vice President, Capital World Investors	14 years	An equity portfolio counselor	26	26
Martin Jacobs	Senior Vice President, Capital World Investors	2 years	An equity portfolio counselor	10	23
Steven T. Watson	Senior Vice President, Capital World Investors	9 years (plus 4 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	21	24
Paul A. White	Senior Vice President, Capital World Investors	6 years (plus 5 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	12	22
The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

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A discussion regarding the basis for the Trust’s Board of Trustees approving the investment advisory contract for the fund is available in the annual report to shareholders for the period ending December 31, 2010. Pricing of Fund SharesThe fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  adding the values of all securities investments and other assets;
  subtracting liabilities (including dividends payable); and
  dividing by the number of shares outstanding.
In certain circumstances such as when market quotations are not readily available for one or more portfolio securities, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Trust’s board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.Because the fund’s principal investment is shares of the Master Fund, the NAV of the Master Fund’s shares will be included as part of the calculation of the NAV for the fund. Because the fund has its own charges and expenses, the NAV of the fund and the NAV of the Master Fund will not be the same.The Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolio that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. For more information regarding the determination of NAV of the Master Fund including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s Prospectus and SAI. Purchase and Sale of Fund SharesThe fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.LIA and its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”) and/or the fund’s sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund’s shares, as such payments are not made from fund assets.For more information, please see the Statement of Additional Information.

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Market TimingFrequent, large, or short-term transfers among the funds, such as those associated with “market timing” transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund’s portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund’s board of trustees (the “Market Timing Procedures”). The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor’s trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control. The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund’s shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances. Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective. As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments. In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.For information on the Master Fund’s frequent trading procedures, please see the Master Fund’s prospectus and SAI. Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.Portfolio Holdings DisclosureA description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information.Share Classes and Distribution Arrangements The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee. which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust’s principal underwriter, Lincoln Financial Distributors, Inc. (LFD), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Trust’s board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class II on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges. Distribution Policy and Federal Income Tax Considerations The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income

8

or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

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Financial Highlights The financial highlights table is intended to help you understand the financial performance of the fund’s Service Class II shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.
LVIP American Global Growth Fund Service Class II
Year Ended
7/1/10[1] to 12/31/10
Net asset value, beginning of period	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.540
Net realized and unrealized gain on investments	1.923
Total from investment operations	2.463
Net asset value, end of period	$12.463
Total return[3]	24.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,923
Ratio of expenses to average net assets[4]	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	18.78%
Ratio of net investment income to average net assets	8.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(9.25%)
Portfolio turnover	2%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Fund in which each Fund invests.

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General Information The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund’s board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.
 A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options. You can find additional information in the fund’s statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2011, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund’s statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund’s SAI upon request. You can find further information about the fund’s investments in the fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available. The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.You can review and copy information about the fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.SEC File No: 811-08090

Lincoln Variable Insurance Products Trust LVIP American Global Small Capitalization Fund Service Class II 1300 South Clinton Street
Fort Wayne, Indiana 46802 Prospectus May 1, 2011 The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as “fund”). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

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LVIP American Global Small Capitalization Fund(Service Class II)Investment Objective The investment objective of the LVIP American Global Small Capitalization Fund is long-term growth of capital. Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (Load)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A
Redemption Fee	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.71%
Distribution and/or Service (12b-1) fees	0.55%
Other Expenses[2]	0.45%
Total Annual Fund Operating Expenses[3]	1.71%
Less Expense Reimbursement[4]	(0.31%)
Net Expenses (After Expense Reimbursement)	1.40%
[1]	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Feeder Fund and the Master Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
3The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012.
Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
1 year	3 years	5 years[1]	10 years[1]
$143	$509	N/A	N/A
1Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three. Portfolio Turnover The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Master fund’s portfolio turnover rate was 47% of the average value of its portfolio.

LVIP American Global Small Capitalization Fund	1

Principal Investment Strategies The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long term growth of capital. The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market providing a higher value to the stocks such that they no longer meet the adviser’s definition of small capitalization stocks. The Master Fund’s investment adviser currently defines “small market capitalization” companies to be companies with market capitalization of $3.5 billion or less. The Master Fund’s investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The Master Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund expects to be invested in numerous countries around the world. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus. Principal Risks All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Preferred Stock Risks: The value of preferred stock is affected by prevailing interest rates. When interest rates rise, preferred stock can decline in value similar to fixed income securities. Preferred stock is also subject to the credit quality of the issuer. Most preferred stock is callable, meaning the issuer can redeem the shares at any time. Preferred stockholders generally do not enjoy the same voting privileges as the holders of common stock.
  Convertible Securities Risks: Convertible securities, such as convertible preferred stocks and convertible bonds, tend to perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. Consequently, convertible securities are subject to market risk like equity securities; namely, the value of convertible securities fluctuates in response to activities specific to the company as well as general market, economic and political conditions. Convertible securities are also subject to risks like fixed-income securities, such as default risk, the risk that the company issuing debt securities will be unable to repay principal and interest, and interest rate risk, the risk that the security may decrease in value if interest rates increase. Convertible securities may also be subject to liquidity risk, as the markets for convertible securities may be less liquid than markets for common stocks or bonds preventing the fund from transacting in a timely manner or at an advantageous price.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund’s foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2	LVIP American Global Small Capitalization Fund

    Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Fund Performance The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
	Average Annual Total Return For periods ended 12/31/10
	1 year	5 years	10 Years
American Funds Global Small Capitalization Fund - Class 1[1] (Master Fund)	22.58%	6.38%	8.16%
MSCI All Country World Small Cap Index	23.34%	2.98%	7.59%
  1Performance information shown is that of the American Funds Global Small Capitalization Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the of the LVIP American Global Small Capitalization Fund (Feeder Fund) shown in the fees and expenses table above.

LVIP American Global Small Capitalization Fund	3

  Investment AdviserThe fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series. Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation
  Master Fund Investment Adviser: Capital Research and Management CompanySM
Portfolio Manager(s) of Master Fund	Company Title	Experience w/Master Fund
Gordon Crawford	Senior Vice President, Capital Research Global Investors	Since 1998
Mark E. Denning	Senior Vice President, Capital Research Global Investors	Since 1998
J. Blair Frank	Senior Vice President, Capital Research Global Investors	Since 2003
Harold H. La	Senior Vice President, Capital Research Global Investors	Since 2008
  Tax InformationThe fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

4	LVIP American Global Small Capitalization Fund

  Investment Objective and Principal Investment Strategies The investment objective of the LVIP American Global Small Capitalization Fund is long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval. The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Master Fund has not adopted a Plan of Distribution or 12b-1 Plan for Class 1 shares. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to the market providing a higher value to the stocks such that they no longer meet the adviser’s definition of small capitalization stocks. The Master Fund’s investment adviser currently defines “small market capitalization” companies to be companies with market capitalization of $3.5 billion or less. The Master Fund’s investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The fund expects to be invested in numerous countries around the world. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.Principal RisksInvestments in securities involves the risk that the value of the securities purchase will fluctuate. These fluctuations could case the value of the fund’s security investments, and, therefore, the value of the fund’s shares held under your contract to fluctuate, and you could lose money. The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies. The value of preferred stock is affected by prevailing interest rates. When interest rates rise, preferred stock can decline in value similar to fixed income securities. Preferred stock is also subject to the credit quality of the issuer. Most preferred stock is callable, meaning the issuer can redeem the shares at any time. Preferred stockholders generally do not enjoy the same voting privileges as the holders of common stock. Convertible securities, such as convertible preferred stocks and convertible bonds, tend t perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. Consequently, convertible securities are subject to market risk like equity securities; namely, the value of convertible securities fluctuates in response to activities specific to the company as well as general market, economic and political conditions. Convertible securities are also subject to risks like fixed-income securities, such as default risk, the risk that the company issuing debt securities will be unable to repay principal and interest, and interest rate risk, the risk that the security may decrease in value if interest rates increase. convertible securities may also be subject to liquidity risk, as the markets for convertible securities may be less liquid than markets for common stocks, or bonds preventing the fund from transacting in a timely manner or at an advantageous price.

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  Investments in securities issued by entities based outside the United States involves risks resulting from the reduced availability of public information and that foreign issuers generally are not subject to uniform accounting, auditing, financial reporting and legal standards and practices comparable to those applicable to U.S. issuers; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; currency exchange rates and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Accordingly, the fund’s foreign securities may be less liquid, and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S. Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.   Management and OrganizationThe fund’s business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.Manager of Managers:  The fund employs a “manager of managers” structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund’s investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust’s Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund’s adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.Investment Adviser:  Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.The Trust has entered into an Investment Management Agreement with LIA. If the fund invests all of its assets in an investment company, LIA does not charge an investment advisory fee. The fund anticipates investing substantially all of its assets in an investment company, namely, the Master Fund. If the fund ceased to operate in the Master-Feeder structure, LIA upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee. The Investment Adviser to the Master Fund and its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:

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Master Fund Adviser	Capital Research and Management Company (“CRMC”), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Master Fund and other mutual funds, including the American Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2010, CRMC had $1 trillion in assets under management.
Master Fund Total Annual Management Fee	Global Small Capitalization Fund: 0.75% of average daily net assets. Please see the financial highlights table in the Master Fund’s Prospectus or its annual report for details.
Portfolio Manager(s)	CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of the Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of a Master Fund’s portfolio.
  The portfolio counselors (referred to as portfolio managers in the table below) who are primarily responsible for the day-to-day management of the Master Fund are listed below:
Portfolio Manager (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Gordon Crawford	Senior Vice President, Capital Research Global Investors	13 years	An equity portfolio counselor	40	40
Mark E. Denning	Senior Vice President, Capital Research Global Investors	13 years	An equity portfolio counselor	29	29
J. Blair Frank	Senior Vice President, Capital Research Global Investors	8 years	An equity portfolio counselor	17	18
Harold H. La	Senior Vice President, Capital Research Global Investors	3 years	An equity portfolio counselor	12	13
  The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels. A discussion regarding the basis for the Trust’s Board of Trustees approving the investment advisory contract for the fund is available in the annual report to shareholders for the period ending December 31, 2010. Pricing of Fund SharesThe fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
    adding the values of all securities investments and other assets;
    subtracting liabilities (including dividends payable); and
    dividing by the number of shares outstanding.
  In certain circumstances such as when market quotations are not readily available for one or more portfolio securities, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Trust’s board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.Because the fund’s principal investment is shares of the Master Fund, the NAV of the Master Fund’s shares will be included as part of the calculation of the NAV for the fund. Because the fund has its own charges and expenses, the NAV of the fund and the NAV of the Master Fund will not be the same.The Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolio that principally trade in those international markets, those securities will be valued in accordance with fair

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  value procedures. For more information regarding the determination of NAV of the Master Fund including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s Prospectus and SAI.   Purchase and Sale of Fund SharesThe fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.LIA and its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”) and/or the fund’s sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund’s shares, as such payments are not made from fund assets.For more information, please see the Statement of Additional Information.Market TimingFrequent, large, or short-term transfers among the funds, such as those associated with “market timing” transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund’s portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund’s board of trustees (the “Market Timing Procedures”). The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor’s trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control. The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund’s shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances. Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

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  As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments. In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.For information on the Master Fund’s frequent trading procedures, please see the Master Fund’s prospectus and SAI. Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.Portfolio Holdings DisclosureA description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information.Share Classes and Distribution Arrangements The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee. which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust’s principal underwriter, Lincoln Financial Distributors, Inc. (LFD), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Trust’s board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class II on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges. Distribution Policy and Federal Income Tax ConsiderationsThe fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

9

  Financial Highlights The financial highlights table is intended to help you understand the financial performance of the fund’s Service Class II shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.
LVIP American Global Small Capitalization Fund Service Class II
Year Ended
7/1/10[1] to 12/31/10
Net asset value, beginning of period	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.305
Net realized and unrealized gain on investments	2.547
Total from investment operations	2.852
Net asset value, end of period	$12.852
Total return[3]	28.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,680
Ratio of expenses to average net assets[4]	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	17.47%
Ratio of net investment income to average net assets	4.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(11.95%)
Portfolio turnover	2%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Fund in which each Fund invests.

10

  General Information The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund’s board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.
   A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options. You can find additional information in the fund’s statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2011, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund’s statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund’s SAI upon request. You can find further information about the fund’s investments in the fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available. The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.You can review and copy information about the fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.SEC File No: 811-08090

  Lincoln Variable Insurance Products Trust LVIP American Growth Fund Service Class II 1300 South Clinton Street
  Fort Wayne, Indiana 46802   Prospectus May 1, 2011 The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as “fund”). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.
  As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
  We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

  ItemPage

  LVIP American Growth Fund(Service Class II)Investment Objective The investment objective of the LVIP American Growth Fund is growth of capital. Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (Load)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A
Redemption Fee	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.32%
Distribution and/or Service (12b-1) fees	0.55%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.02%
Less Expense Reimbursement[4]	(0.03%)
Net Expenses	0.99%
[1]	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Feeder Fund and the Master Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
  3The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012.

LVIP American Growth Fund	1

  Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
1 year	3 years	5 years[1]	10 years[1]
$101	$322	N/A	N/A
  1Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three. Portfolio Turnover The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Master fund’s portfolio turnover rate was 28% of the average value of its portfolio. Principal Investment Strategies The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is growth of capital. The Master Fund invests primarily in common stock and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus. Principal Risks All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
    Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
    Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
    Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund’s foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2	LVIP American Growth Fund

  Fund Performance The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
	Average Annual Total Return For periods ended 12/31/10
	1 year	5 years	10 Years
American Funds Growth Fund - Class 1[1] (Master Fund)	18.70%	2.47%	2.04%
S&P 500 Index	15.06%	2.29%	1.41%
  1Performance information shown is that of the American Funds Growth Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Growth Fund (Feeder Fund) shown in the fees and expenses table above. Investment AdviserThe fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series. Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation
  Master Fund Investment Adviser: Capital Research and Management CompanySM
Portfolio Manager(s) of Master Fund	Company Title	Experience w/Master Fund
Donnalisa Parks Barnum	Senior Vice President, Capital World Investors	Since 2003
Gregg E. Ireland	Senior Vice President, Capital World Investors	Since 2006
Gregory D. Johnson	Senior Vice President, Capital World Investors	Since 2007
Michael T. Kerr	Senior Vice President, Capital World Investors	Since 2005
Ronald B. Morrow	Senior Vice President, Capital World Investors	Since 2003

LVIP American Growth Fund	3

  Tax InformationThe fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

4	LVIP American Growth Fund

  Investment Objective and Principal Investment Strategies The investment objective of the LVIP American Growth Fund is growth of capital. This objective is non-fundamental and may be changed without shareholder approval. The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth Fund, a series of American Funds Insurance Series. The Master Fund has not adopted a Plan of Distribution or 12b-1 Plan for Class 1 shares. The investment objective of the Master Fund is growth of capital. The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.Investment RisksInvestments in securities involves the risk that the value of the securities purchase will fluctuate. These fluctuations could cause the value of the fund’s security investments and, therefore, the value of the fund’s shares held under your contract to fluctuate, and you could lose money. The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swing and potential for loss. Investments in securities issued by entities based outside the United States involves risk resulting from the reduced availability of public information and that foreign issuers generally are not subject to uniform accounting, auditing, financial reporting and legal standards and practices comparable to those applicable to U.S. issuers; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; currency exchange rates; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Accordingly, the fund’s foreign securities may be less liquid, and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S. Management and OrganizationThe fund’s business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.Manager of Managers:  The fund employs a “manager of managers” structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund’s investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust’s Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund’s adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.Investment Adviser:  Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

5

  LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.The Trust has entered into an Investment Management Agreement with LIA. If the fund invests all of its assets in an investment company, LIA does not charge an investment advisory fee. The fund anticipates investing substantially all of its assets in an investment company, namely, the Master Fund. If the fund ceased to operate in the Master-Feeder structure, LIA upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee. The Investment Adviser to the Master Fund and its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:
Master Fund Adviser	Capital Research and Management Company (“CRMC”), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Master Fund and other mutual funds, including the American Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2010, CRMC had $1 trillion in assets under management.
Master Fund Total Annual Management Fee	Growth Fund: 0.34% of average daily net assets. Please see the financial highlights table in the Master Fund’s Prospectus or its annual report for details.
Portfolio Manager(s)	CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of the Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of a Master Fund’s portfolio.
  The portfolio counselors (referred to as portfolio managers in the table below) who are primarily responsible for the day-to-day management of the Master Fund are listed below:
Portfolio Manager (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Donnalisa Parks Barnum	Senior Vice President, Capital World Investors	8 years	An equity portfolio counselor	25	30
Gregg E. Ireland	Senior Vice President, Capital World Investors	5 years	An equity portfolio counselor	39	39
Gregory D. Johnson	Senior Vice President, Capital World Investors	4 years	An equity portfolio counselor	18	18
Michael T. Kerr	Senior Vice President, Capital World Investors	6 years	An equity portfolio counselor	26	28
Ronald B. Morrow	Senior Vice President, Capital World Investors	8 years (plus 6 years or prior experience as an investment analyst for the fund)	An equity portfolio counselor	14	43
  The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels. A discussion regarding the basis for the Trust’s Board of Trustees approving the investment advisory contract for the fund is available in the annual report to shareholders for the period ending December 31, 2010. Pricing of Fund SharesThe fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
    adding the values of all securities investments and other assets;
    subtracting liabilities (including dividends payable); and
    dividing by the number of shares outstanding.

6

  In certain circumstances such as when market quotations are not readily available for one or more portfolio securities, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Trust’s board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.Because the fund’s principal investment is shares of the Master Fund, the NAV of the Master Fund’s shares will be included as part of the calculation of the NAV for the fund. Because the fund has its own charges and expenses, the NAV of the fund and the NAV of the Master Fund will not be the same.The Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolio that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. For more information regarding the determination of NAV of the Master Fund including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s Prospectus and SAI.   Purchase and Sale of Fund SharesThe fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.LIA and its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”) and/or the fund’s sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund’s shares, as such payments are not made from fund assets.For more information, please see the Statement of Additional Information.Market TimingFrequent, large, or short-term transfers among the funds, such as those associated with “market timing” transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund’s portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund’s board of trustees (the “Market Timing Procedures”). The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor’s trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

7

  The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund’s shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances. Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective. As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments. In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.For information on the Master Fund’s frequent trading procedures, please see the Master Fund’s prospectus and SAI. Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.Portfolio Holdings DisclosureA description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information.Share Classes and Distribution Arrangements The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee. which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust’s principal underwriter, Lincoln Financial Distributors, Inc. (LFD), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Trust’s board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class II on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges. Distribution Policy and Federal Income Tax ConsiderationsThe fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

8

  Financial Highlights The financial highlights table is intended to help you understand the financial performance of the fund’s Service Class II shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.
LVIP American Growth Fund Service Class II
Year Ended
7/1/10[1] to 12/31/10
Net asset value, beginning of period	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.454
Net realized and unrealized gain on investments	2.126
Total from investment operations	2.580
Net asset value, end of period	$12.580
Total return[3]	25.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,026
Ratio of expenses to average net assets[4]	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	6.41%
Ratio of net investment income to average net assets	7.26%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.50%
Portfolio turnover	1%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Fund in which each Fund invests.

9

  General Information The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund’s board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.
   A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options. You can find additional information in the fund’s statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2011, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund’s statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund’s SAI upon request. You can find further information about the fund’s investments in the fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available. The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.You can review and copy information about the fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.SEC File No: 811-08090

  Lincoln Variable Insurance Products Trust LVIP American Growth-Income Fund Service Class II 1300 South Clinton Street
  Fort Wayne, Indiana 46802   Prospectus May 1, 2011 The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as “fund”). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.
  As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
  We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

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  LVIP American Growth-Income Fund(Service Class II)Investment Objective The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income. Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (Load)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A
Redemption Fee	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.27%
Distribution and/or Service (12b-1) fees	0.55%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses[3]	1.01%
Less Expense Reimbursement[4]	(0.07%)
Net Expenses (After Expense Reimbursement)	0.94%
[1]	The amounts set forth under “Management Fee” and “Other Expenses” reflect the aggregate expenses of the Feeder Fund and the Master Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
3	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012.
  Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
1 year	3 years	5 years[1]	10 years[1]
$96	$315	N/A	N/A
  1Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three. Portfolio Turnover The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Master fund’s portfolio turnover rate was 22% of the average value of its portfolio.

LVIP American Growth-Income Fund	1

  Principal Investment Strategies The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital and income. The Master Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund investments are not limited to a particular capitalization size. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus. Principal Risks All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
    Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
    Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
    Income Stocks Risks: Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.
    Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
    Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund’s foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

2	LVIP American Growth-Income Fund

  Fund Performance The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
	Average Annual Total Return For periods ended 12/31/10
	1 year	5 years	10 Years
American Funds Growth-Income Fund - Class 1[1] (Master Fund)	11.31%	1.58%	3.22%
S&P 500 Index	15.06%	2.29%	1.41%
  1Performance information shown is that of the American Funds Growth-Income Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Growth-Income Fund (Feeder Fund) shown in the fees and expenses table above. Investment AdviserThe fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series. Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation
  Master Fund Investment Adviser: Capital Research and Management CompanySM
Portfolio Manager(s) of Master Fund	Company Title	Experience w/Master Fund
James K. Dunton	Senior Vice President, Capital Research Global Investors	Since 1985
Donald D. O’Neal	Senior Vice President, Capital Research Global Investors	Since 2005
C. Ross Sappenfield	Senior Vice President, Capital Research Global Investors	Since 1999
J. Blair Frank	Senior Vice President, Capital Research Global Investors	Since 2006
Claudia P. Huntington	Senior Vice President, Capital Research Global Investors	Since 1994
Dylan J. Yolles	Senior Vice President, Capital Research Global Investors	Since 2005

LVIP American Growth-Income Fund	3

  Tax InformationThe fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

4	LVIP American Growth-Income Fund

  Investment Objective and Principal Investment Strategies The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income. This objective is non-fundamental and may be changed without shareholder approval. The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a Series of American Funds Insurance Series. The Master Fund has not adopted a Plan of Distribution or 12b-1 Plan for Class 1 shares. The investment objective of the Master Fund is long-term growth of capital and income. The Master Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund investments are not limited to a particular capitalization size. The Master Fund may invest up to 15% of its assets, at time of purchase, in securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this prospectus. Principal RisksInvestments in securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could cause the value of the fund’s security investments and, therefore, the value of the fund’s shares held under your contract to fluctuate, and you could lose money. The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles. The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companiesInvestments in midsize companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in larger more established companies. These companies may be young and have more limited operating or business history. Earnings and revenues tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. Many midsize company stocks trade less frequently and in smaller volume than stocks of larger companies, and the fund may experience difficulty in closing out positions at prevailing market prices. Investments in securities issued by entities based outside the United States involves risks resulting from the reduced availability of public information and that foreign issuers generally are not subject to uniform accounting, auditing, financial reporting and legal standards and practices comparable to those applicable to U.S. issuers; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; currency exchange rates; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Accordingly, the fund’s foreign securities may be less liquid, and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

5

  Management and OrganizationThe fund’s business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.Manager of Managers:  The fund employs a “manager of managers” structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund’s investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust’s Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund’s adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.Investment Adviser:  Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.The Trust has entered into an Investment Management Agreement with LIA. If the fund invests all of its assets in an investment company, LIA does not charge an investment advisory fee. The fund anticipates investing substantially all of its assets in an investment company, namely, the Master Fund. If the fund ceased to operate in the Master-Feeder structure, LIA upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee. The Investment Adviser to the Master Fund and its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:
Master Fund Adviser	Capital Research and Management Company (“CRMC”), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Master Fund and other mutual funds, including the American Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2010, CRMC had $1 trillion in assets under management.
Master Fund Total Annual Management Fee	Growth-Income Fund : 0.29% of average daily net assets. Please see the financial highlights table in the Master Fund’s Prospectus or its annual report for details.
Portfolio Manager(s)	CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of the Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of a Master Fund’s portfolio.
  The portfolio counselors (referred to as portfolio managers in the table below) who are primarily responsible for the day-to-day management of the Master Fund are listed below:
Portfolio Manager (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
James K. Dunton, (Vice Chairman of the Board)	Senior Vice President, Capital Research Global Investors	25 years	An equity portfolio counselor	49	49
Donald D. O’Neal, (President and Trustee)	Senior Vice President, Capital Research Global Investors	6 years	An equity portfolio counselor	26	26
C. Ross Sappenfield (Senior Vice President)	Senior Vice President, Capital Research Global Investors	12 years	An equity portfolio counselor	19	19

6

Portfolio Manager (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
J. Blair Frank	Senior Vice President, Capital Research Global Investors	5 years	An equity portfolio counselor	17	18
Claudia P. Huntington	Senior Vice President, Capital Research Global Investors	17 years (plus 5 years of prior experience as an investment analyst for the fund)	An equity portfolio counselor	36	38
Dylan J. Yolles	Senior Vice President, Capital Research Global Investors	6 years (plus 5 years of prior experience as an investment analyst for the fund)	An equity portfolio counselor	11	14
  The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels. A discussion regarding the basis for the Trust’s Board of Trustees approving the investment advisory contract for the fund is available in the annual report to shareholders for the period ending December 31, 2010. Pricing of Fund SharesThe fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
    adding the values of all securities investments and other assets;
    subtracting liabilities (including dividends payable); and
    dividing by the number of shares outstanding.
  In certain circumstances such as when market quotations are not readily available for one or more portfolio securities, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Trust’s board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.Because the fund’s principal investment is shares of the Master Fund, the NAV of the Master Fund’s shares will be included as part of the calculation of the NAV for the fund. Because the fund has its own charges and expenses, the NAV of the fund and the NAV of the Master Fund will not be the same.The Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolio that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. For more information regarding the determination of NAV of the Master Fund including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s Prospectus and SAI. Purchase and Sale of Fund SharesThe fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.LIA and its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”) and/or the fund’s sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of fund shares or insurance products

7

  that contain the fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.  If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund’s shares, as such payments are not made from fund assets.For more information, please see the Statement of Additional Information.Market TimingFrequent, large, or short-term transfers among the funds, such as those associated with “market timing” transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund’s portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund’s board of trustees (the “Market Timing Procedures”). The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor’s trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control. The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund’s shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances. Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective. As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments. In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.For information on the Master Fund’s frequent trading procedures, please see the Master Fund’s prospectus and SAI. Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.Portfolio Holdings DisclosureA description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information.

8

  Share Classes and Distribution Arrangements The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust’s principal underwriter, Lincoln Financial Distributors, Inc. (LFD), out of the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Trust’s board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class II on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges. Distribution Policy and Federal Income Tax ConsiderationsThe fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

9

  Financial Highlights The financial highlights table is intended to help you understand the financial performance of the fund’s Service Class II shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.
LVIP American Growth-Income Fund Service Class II
Year Ended
7/1/10[1] to 12/31/10
Net asset value, beginning of period	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.882
Net realized and unrealized gain on investments	1.379
Total from investment operations	2.261
Net asset value, end of period	$12.261
Total return[3]	22.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,201
Ratio of expenses to average net assets[4]	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	8.84%
Ratio of net investment income to average net assets	14.51%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	6.32%
Portfolio turnover	1%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Fund in which each Fund invests.

10

  General Information The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund’s board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.
   A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options. You can find additional information in the fund’s statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2011, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund’s statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund’s SAI upon request. You can find further information about the fund’s investments in the fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available. The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.You can review and copy information about the fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.SEC File No: 811-08090

  Lincoln Variable Insurance Products Trust LVIP American International Fund Service Class II 1300 South Clinton Street
  Fort Wayne, Indiana 46802   Prospectus May 1, 2011 The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as “fund”). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.
  As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
  We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

  ItemPage

  LVIP American International Fund(Service Class II)Investment Objective The investment objective of the LVIP American International Fund is long-term growth of capital. Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A
Maximum Deferred Sales Charge (Load)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A
Redemption Fee	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.49%
Distribution and/or Service (12b-1) fees	0.55%
Other Expenses[2]	0.27%
Total Annual Fund Operating Expenses[3]	1.31%
Less Expense Reimbursement[4]	(0.13%)
Net Expenses (After Expense Reimbursement)	1.18%
[1]	The amounts set forth under Management Fee“ and ”Other Expenses“ reflect the aggregate expenses of the Feeder Fund and the Master Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
3	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
[3]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012.

LVIP American International Fund	1

  ExampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund’s shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
1 year	3 years	5 years[1]	10 years[1]
$120	$402	N/A	N/A
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three.
  Portfolio Turnover The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Master fund’s portfolio turnover rate was 25% of the average value of its portfolio. Principal Investment Strategies The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the International Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located outside the United States that the investment adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this Prospectus. Principal Risks All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
    Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
    Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
    Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund’s foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
    Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

2	LVIP American International Fund

  Fund Performance The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
	Average Annual Total Return For periods ended 12/31/10
	1 year	5 years	10 Years
American Funds International Fund - Class I1 (Master Fund)	6.92%	4.47%	4.98%
MSCI All Country World (ex US) Index (net)	11.60%	5.29%	5.97%
  1Performance information shown is that of the American Funds International Fund-Class 1 (Master Fund) adjusted to reflect the estimated fees and expenses of the LVIP American International Fund (Feeder Fund) shown in the fees and expenses table above. Investment AdviserThe fund operates as a “feeder fund” which means it invests all of its assets in the Master Fund, which is a separate mutual fund. The Master Fund is a series of American Funds Insurance Series. Feeder Fund Investment Adviser: Lincoln Investment Advisors Corporation
  Master Fund Investment Adviser: Capital Research and Management CompanySM
Portfolio Manager(s) of Master Fund	Company Title	Experience w/Master Fund
Sung Lee	Senior Vice President, Capital Research Global Investors	Since 2005
L. Alfonso Barroso	Senior Vice President, Capital Research Global Investors	Since 2009
Jesper Lyckeus	Senior Vice President, Capital Research Global Investors	Since 2007
Christopher M. Thomsen	Senior Vice President, Capital Research Global Investors	Since 2005

LVIP American International Fund	3

  Tax InformationThe fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund’s principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

4	LVIP American International Fund

  Investment Objective and Principal Investment Strategies The investment objective of the LVIP American International Fund is long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval. The fund operates as a “feeder fund” which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance SeriesThe fund invests all of its assets in Class 1 shares of the Master Fund, the International Fund, a series of American Funds Insurance Series. The Master Fund has not adopted a Plan of Distribution or 12b-1 Plan for Class 1 shares. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located outside the United States that the adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this prospectus. Principal RisksInvestments in securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could cause the value of the fund’s security investments and, therefore, the value of the fund’s shares held under your contract to fluctuate, and you could lose money. The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate, and commodity fluctuations. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of stocks of certain companies. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. The fund follows an investment style that favors growth companies. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.Investments in securities issued by entities based outside the United States involves risks resulting from the reduced availability of public information and that foreign issuers generally are not subject to uniform accounting, auditing, financial reporting and legal standards and practices comparable to those applicable to U.S. issuers; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; currency exchange rates; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Accordingly, the fund’s foreign securities may be less liquid, and their prices may be more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S. Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

5

  Management and OrganizationThe fund’s business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.Manager of Managers:  The fund employs a “manager of managers” structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund’s investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust’s Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund’s adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.Investment Adviser:  Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA’s address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.The Trust has entered into an Investment Management Agreement with LIA. If the fund invests all of its assets in an investment company, LIA does not charge an investment advisory fee. The fund anticipates investing substantially all of its assets in an investment company, namely, the Master Fund. If the fund ceased to operate in the Master-Feeder structure, LIA upon the approval of the Board, would provide the fund with investment advisory services, either directly or with a sub-adviser, and would receive an investment advisory fee. The Investment Adviser to the Master Fund and its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:
Master Fund Adviser	Capital Research and Management Company (“CRMC”), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Master Fund and other mutual funds, including the American Funds®. CRMC, an experienced investment management organization founded in 1931, is wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2010, CRMC had $1 trillion in assets under management.
Master Fund Total Annual Management Fee	International Fund: 0.53% of average daily net assets. Please see the financial highlights table in the Master Fund’s Prospectus or its annual report for details.
Portfolio Manager(s)	CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. under this approach, the portfolio of the Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of a Master Fund’s portfolio.
  The portfolio counselors (referred to as portfolio managers in the table below) who are primarily responsible for the day-to-day management of the Master Fund are listed below:
Portfolio Manager (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Sung Lee (Vice President)	Senior Vice President, Capital Research Global Investors	5 years	An equity portfolio counselor	17	17
L. Alfonso Barroso	Senior Vice President, Capital Research Global Investors	2 years	An equity portfolio counselor	17	17
Jesper Lyckeus	Senior Vice President, Capital Research Global Investors	4 years (plus 8 years prior experience as a research professional for the Master Fund)	An equity portfolio counselor	15	16

6

Portfolio Manager (Fund Title, if Applicable)	Primary Title With CRMC (or Affiliate)	Years of Experience as Portfolio Manager (and Research Professional, if Applicable (approximate))	Portfolio Manager’s Role in the Management of the Master Fund	Approximate Years of Experience as an Investment Professional
				With CRMC or Affiliates	Total Years
Christopher W. Thomsen	Senior Vice President, Capital Research Global Investors	5 years	An equity portfolio counselor	14	14
  The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels. A discussion regarding the basis for the Trust’s Board of Trustees approving the investment advisory contract for the fund is available in the annual report to shareholders for the period ending December 31, 2010. Pricing of Fund SharesThe fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
    adding the values of all securities investments and other assets;
    subtracting liabilities (including dividends payable); and
    dividing by the number of shares outstanding.
  In certain circumstances such as when market quotations are not readily available for one or more portfolio securities, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Trust’s board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.Because the fund’s principal investment is shares of the Master Fund, the NAV of the Master Fund’s shares will be included as part of the calculation of the NAV for the fund. Because the fund has its own charges and expenses, the NAV of the fund and the NAV of the Master Fund will not be the same.The Master Funds have adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the securities in the funds’ portfolio that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. For more information regarding the determination of NAV of the Master Fund including circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see the Master Fund’s Prospectus and SAI. Purchase and Sale of Fund SharesThe fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York (LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.LIA and its affiliates, including Lincoln Financial Distributors, Inc. (“LFD”) and/or the fund’s sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

7

  If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund’s shares, as such payments are not made from fund assets.For more information, please see the Statement of Additional Information.Market TimingFrequent, large, or short-term transfers among the funds, such as those associated with “market timing” transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund’s portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund’s board of trustees (the “Market Timing Procedures”). The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor’s trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control. The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund’s shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances. Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective. As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments. In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.For information on the Master Fund’s frequent trading procedures, please see the Master Fund’s prospectus and SAI. Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.Portfolio Holdings DisclosureA description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information.Share Classes and Distribution Arrangements The fund offers one class of shares: Service Class II. The Service Class II shares are subject to a distribution (Rule 12b-1) fee. which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust’s principal underwriter, Lincoln Financial Distributors, Inc. (LFD), out of

8

  the assets of the Service Class II, for activities primarily intended to sell Service Class II shares or variable contracts offering Service Class II shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Trust’s board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class II on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.   Distribution Policy and Federal Income Tax ConsiderationsThe fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

9

  Financial Highlights The financial highlights table is intended to help you understand the financial performance of the fund’s Service Class II shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.
LVIP American International Fund Service Class II
Year Ended
7/1/10[1] to 12/31/10
Net asset value, beginning of period	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.736
Net realized and unrealized gain on investments	1.619
Total from investment operations	2.355
Net asset value, end of period	$12.355
Total return[3]	23.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,278
Ratio of expenses to average net assets[4]	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	11.91%
Ratio of net investment income to average net assets	12.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.75%
Portfolio turnover	1%
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Fund in which each Fund invests.

10

  General Information The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund’s board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.
   A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options. You can find additional information in the fund’s statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated May 1, 2011, into its prospectus. Additional information regarding the Master Fund is set forth in the Master Fund’s statement of additional information (SAI). The fund will provide a free copy of its SAI and the Master Fund’s SAI upon request. You can find further information about the fund’s investments in the fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available. The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.You can review and copy information about the fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

          LVIP American Global Growth Fund
          LVIP American Global Small Capitalization Fund
          LVIP American Growth Fund
          LVIP American Growth-Income Fund
          LVIP American International Fund

     1300 South Clinton Street
     Fort Wayne, Indiana 46802
     Statement of Additional Information May 1, 2011

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about certain series - referred to as "funds" - of
Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers Service Class II shares.

This SAI should be read in conjunction with the funds' prospectus dated May 1,
2011. You may obtain a copy of the funds' prospectus or a fund's annual report on request and without charge. Please write The Lincoln National Life Insurance
Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN
(454-6265).

May 1, 2011

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents

Item                                                            Page
Description of the Trust and the Funds                           4
Master Feeder Structure                                          4
Fundamental Investment Restrictions                              4
Additional Investment Strategies and Risks                       5
Portfolio Transactions and Brokerage                            12
Portfolio Turnover                                              13
Trustees and Officers                                           13
Investment Adviser and Sub-Advisers                             18
Portfolio Managers - Master Funds                               21
 Other Accounts Managed                                         21
 Other Accounts Managed with Performance-Based Advisory Fees    22
 Material Conflicts of Interest                                 22
Principal Underwriter                                           23
Administration Agreement                                        23
Accounting Agreement                                            23
Code of Ethics                                                  23
Description of Shares                                           23
Control Persons and Principal Holders of Securities             24
Rule 12b-1 Plan                                                 25
Revenue Sharing                                                 25
Valuation of Portfolio Securities                               26
Portfolio Holdings Disclosure                                   26
Purchase and Redemption Information                             27
Custodian and Transfer Agent                                    27
Independent Registered Public Accounting Firm                   27
Financial Statements                                            27
Taxes                                                           27
APPENDIX A                                                      29
APPENDIX B                                                      31
APPENDIX C                                                      33

                                                                               3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Each fund's investment objective and certain investment restrictions are not fundamental and can be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References
to adviser in this SAI include both Lincoln Investment Advisors Corporation
(LIA) and a fund's sub-adviser (if applicable) unless the context otherwise indicates.

Master Feeder Structure
Each fund described in this SAI operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests in a
"Master Fund" which in turn purchases investment securities. Each fund has essentially the same investment objective and limitations as its Master Fund.
Each Master Fund is a series of American Funds Insurance Series (Reg. TM)
("American Funds"). Each fund will purchase Class 1 shares of the corresponding
Master Fund as set forth below:

         Feeder Fund                                        American Funds Master Fund
         LVIP American Global Growth Fund                   Global Growth FundSM (Class 1 Shares)
         LVIP American Global Small Capitalization Fund     Global Small Capitalization FundSM (Class 1 Shares)
         LVIP American Growth Fund                          Growth FundSM (Class 1 Shares)
         LVIP American Growth-Income Fund                   Growth-Income FundSM (Class 1 Shares)
         LVIP American International Fund                   International FundSM (Class 1 Shares)

As a shareholder in a Master Fund, a fund bears its ratable share of the Master
Fund's expenses including advisory and administration fees. A fund may withdraw its entire investment from a Master Fund at any time the Trust's Manager, subject to approval of the Board of Trustees, decides it is in the best interest of the shareholders of the fund to do so.

The Board of Trustees of the Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

The investment adviser for the Master Funds is Capital Research and Management
CompanySM ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to a fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding feeder fund.

The Statement of Additional Information for the Master Funds is delivered together with this SAI.

Fundamental Investment Restrictions
The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than
   33 1-3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7. With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer;
   except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or
   (ii) securities of other investment companies.

Additional Investment Strategies and Risks
Master Funds. The investment techniques and associated risks of each Master
Fund are described in the prospectus and statement of additional information for the Master Funds.

Feeder Funds. The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies. The following supplements the discussion in the funds'
prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each fund and its Master Fund. Because a fund invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund. Each Master Fund invests directly in individual securities of other issuers. These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the funds. The statement of additional information for the Master Funds is delivered together with this SAI.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion.
Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies and Risks Applicable to Funds

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S.
investment or on the ability to repatriate assets or convert currency into U.S.
dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.
Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany,
Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the
United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries.
Emerging market countries may have relatively unstable governments, economies based

                                                                               5

on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and
Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S.
dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets.
Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future.
Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency)
approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets.
Also, with regard to a fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income, and could expect a decline in

the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Securities with equity and debt characteristics. The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer's debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Private companies. The funds may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short"
position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities.
Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be

                                                                               7

affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO)
receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collaterized mortgage obligations (CMOs)
and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities -  so-called
"non-agency mortgage-backed securities" -  are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S.
Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Cash and cash equivalents. The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank-corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by

savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a)
commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or
(b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of
Cash Management Fund's assets may be invested in commercial paper rated in the second tier (e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of
Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a
description of the ratings.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in thirteen months or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of securities dealers make active markets in these securities.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time a fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities;
subject to this requirement, a fund may purchase securities on such basis without limit. An increase in the percentage of a fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that a fund's net asset value or income will be adversely affected by its purchases of securities on such basis.

Swaps and Swaps-Related Products. A fund may enter into swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped"
between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency);
basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the fund's custodian. If the fund enters into a swap on other than a net basis, it will segregate the full amount of its obligations, accrued on a daily basis, with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating

                                                                               9

organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the fund's use of swaps will be successful in furthering its investment objective will depend on a subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

There is no limit on the amount of swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, so long as it maintains a segregated account with cash or liquid assets having an aggregate net asset value at least equal to the full amount of its obligations accrued on a daily basis.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities.
Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a fund which expire without being exercised will result in a loss to the fund.

Restricted or illiquid securities. The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated.
Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender.
Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If

assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Repurchase Agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral.
However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, the funds may temporarily use a different investment strategy for defensive purposes. If the funds do so, different factors could affect fund performance and the funds may not achieve their investment objectives.

Lincoln National Corporation (LNC) Stock. LNC is a publicly-held insurance holding company organized under Indiana law. The funds are prohibited from purchasing securities issued by LNC or any affiliate thereof. However, the
Funds may invest in securities of other investment companies which may in turn invest in LNC stock pursuant to an indexing strategy. Through its subsidiaries,
LNC provides, on a national basis, insurance and financial services.

Investment Strategies and Limitations Applicable to Certain Funds

Global Growth Fund and Global Small Capitalization Fund. The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look at the ratings from Moody's Investors Services, Standard & Poor's
Corporation and Fitch Ratings. If rating agencies differ, securities are considered to be in the highest rating category.

Growth Fund. The fund may invest up to 10% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look at the rating from Moody's Investors Services,
Standard & Poor's Corporation and Fitch Ratings. If rating agencies differ, securities are considered to be in the highest rating category.

International Fund. The fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look at the ratings from
Moody's Investors Services, Standard & Poor's Corporation and Fitch Ratings. If
rating agencies differ, securities are considered to be in the highest rating category.

Growth-Income Fund. The fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund's investment adviser. The fund currently intends to look at the ratings from
Moody's Investors Services, Standard & Poor's Corporation and Fitch Ratings. If
rating agencies differ, securities are considered to be in the highest rating category.

SEC Name Rule Requirement (LVIP American Global Small Capitalization Fund
only). The fund's policy of normally investing at least 80% of its assets in equity securities of companies with small market capitalizations is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

                                                                              11

Portfolio Transactions and Brokerage
The brokerage commission for each of the funds is paid at the funds's Master
Fund level. For information regarding portfolio brokerage of each Master Fund, see the Master Funds' statement of additional information which is delivered together with this SAI.

The following information in this section applies only if the funds do not purchase shares of the corresponding Master Fund.

The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The sub-adviser of each fund currently provides investment advice to a number of other clients. It will be the practice of each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors a sub-adviser considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts.
Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which a sub-adviser provides investment advice (including affiliates of a sub-adviser, as the case may be).

On occasions when a sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that,as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the sub-adviser regards as a useful supplement of its own internal research capabilities.

Each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the sub-adviser; in addition, each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services.
Research services furnished by brokers are for the benefit of all the clients of the sub-adviser and not solely or necessarily for the benefit of the fund.
Each sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A fund does not reduce its fee to any sub-adviser by any amount that might be attributable to the value of such services.

Purchase of Securities of "Regular" Brokers or Dealers

The funds did not hold any securities issued by their "regular" broker-dealers or the parent companies of their "regular" broker-dealers as of December 31,
2010.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a)
fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

Portfolio Turnover
Information concerning the Master Funds' portfolio turnover is described in the
Master Funds' prospectus, which is delivered with the prospectus for the fund.

Trustees and Officers
The Board of Trustees oversees the management of each fund and elects the
Trust's officers. The Trustees of the Trust (Trustees) have the power to amend the Trust's bylaws of each fund, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The
Trustees hold their position until their successors are elected and qualified.
The Trust's officers, who also hold their positions until their successors are elected and qualified, are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the
Trust is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested
Trustees." Trustees who are not interested persons are referred to as
Independent Trustees. The Trustees were re-elected at the Special Meeting of
Stockholders of the funds on April 5, 2007 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term "Fund Complex" includes the 62 funds of the Trust.

Interested Trustees

                                                                                                Number of
                                                                                                 Funds in
                                                                          Principal                Fund
                          Position(s)        Term of Office             Occupation(s)            Complex       Other Board
Name, Address and          Held With         and Length of               During Past           Overseen by     Memberships
Year of Birth               the Fund          Time Served                 Five Years             Trustee     Held by Trustee
----------------------- --------------- ----------------------- ----------------------------- ------------- ----------------
Daniel R. Hayes*        Chairman,       Chairman since          Vice President, The Lincoln        62       N/A
Radnor Financial        President and   September 2009;         National Life Insurance
Center                  Trustee         President and Trustee   Company; Formerly: Senior
150 N. Radnor Chester                   since December 2008     Vice President, Fidelity
Road                                                            Investments
Radnor, PA 19087
YOB: 1957

* Daniel R. Hayes, currently Chairman and President of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln
Life.

Independent Trustees

                          Position(s)      Term of Office
Name, Address and          Held With       and Length of
Year of Birth               the Fund        Time Served
------------------------ ------------- ---------------------
Michael D. Coughlin      Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1942
Nancy L. Frisby          Trustee       Trustee since April
1300 S. Clinton Street                 1992.
Fort Wayne, IN 46802
YOB: 1941

                                                       Number of
                                                        Funds in
                                  Principal               Fund
                                Occupation(s)           Complex            Other Board
Name, Address and                During Past          Overseen by          Memberships
Year of Birth                     Five Years            Trustee          Held by Trustee
------------------------ --------------------------- ------------- ---------------------------
Michael D. Coughlin      Management Consultant,           62       Merrimack County Savings
1300 S. Clinton Street   Owner of Coughlin                         Bank; Trustee of Merrimack
Fort Wayne, IN 46802     Associates                                Bankcorp, MHC
YOB: 1942
Nancy L. Frisby          Retired; Formerly: Senior        62                   N/A
1300 S. Clinton Street   Vice President and Chief
Fort Wayne, IN 46802     Financial Officer, Desoto
YOB: 1941                Memorial Hospital

                                                                              13

                          Position(s)       Term of Office
Name, Address and          Held With         and Length of
Year of Birth               the Fund          Time Served
------------------------ ------------- ------------------------
Elizabeth S. Hager       Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1944
Gary D. Lemon,           Trustee       Trustee since February
Ph.D.                                  2006; formerly:
1300 S. Clinton Street                 Advisory Trustee since
Fort Wayne, IN 46802                   November 2004
YOB: 1948
Thomas D. Rath           Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Trustee       Trustee since February
1300 S. Clinton Street                 1998.
Fort Wayne, IN 46802
YOB: 1943
David H. Windley         Trustee       Trustee since August
1300 S. Clinton Street                 2004.
Fort Wayne, IN 46802
YOB: 1943

                                                         Number of
                                                          Funds in
                                   Principal                Fund
                                 Occupation(s)            Complex            Other Board
Name, Address and                 During Past           Overseen by          Memberships
Year of Birth                      Five Years             Trustee          Held by Trustee
------------------------ ----------------------------- ------------- --------------------------
Elizabeth S. Hager       Retired, State                     62                   N/A
1300 S. Clinton Street   Representative, State of
Fort Wayne, IN 46802     New Hampshire; Retired,
YOB: 1944                Executive Director, United
                         Way of Merrimack County
Gary D. Lemon,           Joseph Percival Allen, III,        62                   N/A
Ph.D.                    University Professor;
1300 S. Clinton Street   James W. Emison Director
Fort Wayne, IN 46802     of the Robert C.
YOB: 1948                McDermond Center for
                         Management and
                         Entrepreneurship;
                         Professor of Economics
                         and Management, DePauw
                         University
Thomas D. Rath           Managing Partner, Rath,            62       Associated Grocers of New
1300 S. Clinton Street   Young, and Pignatelli, P.C.                 England
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Retired; Formerly:                 62       Advisory Board of Harris
1300 S. Clinton Street   President Emeritus, Indiana                 Bank
Fort Wayne, IN 46802     Health Association,
YOB: 1943                Formerly: President,
                         Indiana Hospital & Health
                         Association
David H. Windley         Retired, Formerly: Director        62       N/A
1300 S. Clinton Street   of Blue & Co., LLC
Fort Wayne, IN 46802
YOB: 1943

Officers Who Are Not Trustees

                                                                                                  Number of
                                                                                                   Funds in
                                                                             Principal               Fund
                            Position(s)         Term of Office             Occupation(s)           Complex       Other Board
Name, Address and            Held With          and Length of               During Past          Overseen by     Memberships
Year of Birth                 the Fund           Time Served                Five Years             Trustee     Held by Trustee
------------------------ ----------------- ----------------------- ---------------------------- ------------- ----------------
Kevin J. Adamson         Second Vice       Second Vice President   Vice President, Lincoln           N/A             N/A
1300 S. Clinton Street   President         since May 2006          Investment Advisors
Fort Wayne, IN 46802                                               Corporation; Vice
YOB: 1966                                                          President, Director of
                                                                   Funds Management, The
                                                                   Lincoln National Life
                                                                   Insurance Company;
                                                                   Formerly: Director of
                                                                   Financial Operations, Swiss
                                                                   Re/Lincoln Re
Anant Bhalla             Treasurer, Vice   Treasurer and Vice      Vice President and                N/A             N/A
Radnor Financial         President         President since March   Treasurer, Lincoln National
Center                                     2011                    Corporation; Formerly: Vice
150 N. Radnor Chester                                              President and Treasurer,
Road                                                               Ameriprise Financial.
Radnor, PA 19087
YOB: 1978
Diann L. Eggleston       Assistant Vice    Assistant Vice          Vice President, Lincoln           N/A             N/A
1300 S. Clinton Street   President         President since March   National Corporation
Fort Wayne, IN 46802                       2008
YOB: 1962

                                                                                                     Number of
                                                                                                      Funds in
                                                                                Principal               Fund
                             Position(s)          Term of Office              Occupation(s)           Complex       Other Board
Name, Address and             Held With           and Length of                During Past          Overseen by     Memberships
Year of Birth                 the Fund             Time Served                 Five Years             Trustee     Held by Trustee
------------------------ ------------------ ------------------------- ---------------------------- ------------- ----------------
William P. Flory, Jr.    Chief Accounting   Chief Accounting          Second Vice President and         N/A             N/A
1300 S. Clinton Street   Officer and        Officer since May 2006;   Director of Separate
Fort Wayne, IN 46802     Second Vice        Second Vice President     Account Operations, The
YOB: 1961                President          since August 2007         Lincoln National Life
                                                                      Insurance Company
Kathleen S. Polston      Assistant          Assistant Treasurer       Assistant Vice President          N/A             N/A
1300 S. Clinton Street   Treasurer          since May 2006            and Assistant Treasurer,
Fort Wayne, IN 46804                                                  Director of Bank
YOB: 1957                                                             Relationship, The Lincoln
                                                                      National Life Insurance
                                                                      Company
Cynthia A. Rose          Secretary          Secretary since           Secretary; Lincoln VIP            N/A             N/A
1300 S. Clinton Street                      February 1995             Trust
Fort Wayne, IN 46802
YOB: 1954
David A. Weiss           Assistant Vice     Assistant Vice            Vice President, Lincoln           N/A             N/A
One Granite Place        President          President since August    Investment Advisors
Concord, NH 03301                           2007                      Corporation; Vice
YOB: 1976                                                             President, Funds
                                                                      Management Research,
                                                                      The Lincoln National Life
                                                                      Insurance Company;
                                                                      Formerly: Director, Funds
                                                                      Management Research;
                                                                      Mutual Fund/Securities
                                                                      Analyst; Senior Mutual
                                                                      Fund Analyst, Jefferson
                                                                      Pilot Corp.
John (Jack) A.           Chief              Chief Compliance          Vice President, Investment        N/A             N/A
Weston                   Compliance         Officer since May 2007    Advisor Chief Compliance
One Granite Place        Officer                                      Officer, The Lincoln
Concord, NH 03301                                                     National Life Insurance
YOB: 1959                                                             Company; Formerly:
                                                                      Treasurer, Jefferson Pilot
                                                                      Variable Fund, Inc.

Trustee Qualifications

The following is a brief description of the experience and attributes of each
Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust's Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange
Commission, and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Michael D. Coughlin. Mr. Coughlin has served as a Trustee of the Lincoln
Variable Insurance Products Trust since 2007. Mr. Coughlin previously served as a Director of the Jefferson Pilot Variable Fund, Inc. (JPVF) from 1989 to 2007, and as Chairman of JPVF from 2005 to 2007. Mike is owner of Michael D. Coughlin
Associates (General Management Consulting) and previously was President of
Concord Litho Company, Inc. from 1985 to 1999. Mr. Coughlin's background includes Chairman or President roles in a number of companies and charitable organizations. He is currently a Trustee of Merrimack County Savings Bank in
New Hampshire. Through his experience, Mr. Coughlin is qualified to advise the
Board in management, financial and investment matters.

Nancy L. Frisby. Ms. Frisby has been a Trustee for the Trust since 1992. Ms.
Frisby served as the Senior Vice President (since 2000) and Chief Financial
Officer of the DeSoto Memorial Hospital, Arcadia, Florida from 1999 until her retirement in 2007. She previously served as Chief Financial Officer of Bascom
Palmer Eye Institute at the University of Miami School of Medicine and the
Chief Financial Officer of St. Joseph Medical Center, Fort Wayne, IN. Ms.
Frisby is a member of the American Institute of Certified Public Accountants
and the Indiana CPA Society. She is a former officer of the Fort Wayne Chapter of the Financial Executives Institute, and previously served as Board Chair of the Byron Health Center in Fort Wayne. Through her experience, Ms. Frisby brings leadership and financial insight as Chair of the Audit Committee.

                                                                              15

Elizabeth S. Hager. Ms. Hager has served as Trustee of the Trust since 2007, and previously had served as a Director of the Jefferson Pilot Variable Fund,
Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United
Way of Merrimack County from 1996 until July 1, 2010, then Executive Vice
President of Granite United Way until her retirement on March 31, 2011. Ms.
Hager has also served as a State Representative in the State of New Hampshire
for 26 years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire Boards as well as many non-profit association boards. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.

Daniel R. Hayes. Mr. Hayes has served as President and Trustee of the Trust since 2008, and as Chairman of the Trust since 2009.Mr. Hayes joined Lincoln
Financial Group as Head of Funds Management in 2008. Mr. Hayes also serves as
President and Director of Lincoln Investment Advisors Corporation. Mr. Hayes
previously served as Senior Vice President with Fidelity Investments, managing
Fidelity's business and relationships with insurance companies. Prior to his employment with Fidelity, Mr. Hayes served as Vice President with Provident
Mutual Life Insurance Company and as Vice President with Ameritas Financial.
Mr. Hayes brings over twenty years of knowledge and experience in retirement, investment management, insurance, distribution, operations, marketing and business management.

Gary D. Lemon. Dr. Lemon has served as Advisory Trustee for the Trust since
2004 and a Trustee since 2006. Dr. Lemon has a Master's Degree and Ph.D in
Economics. Since 1976, Dr. Lemon has been a Professor of Economics at DePauw
University. Dr. Lemon currently is the Joseph Percival Allen III University
Professor and is the Director of the McDermond Center for Management and
Entrepreneurship. He has served on several committees and in various advisory roles in both the community and university settings. Through his experience,
Dr. Lemon brings academic and investment insight as the Chair of the Investment
Committee.

Thomas D. Rath. Mr. Rath has served as a Trustee of the Trust since 2007 and previously served as a Director of the Jefferson Pilot Variable Fund, Inc.
since 1997. Mr. Rath, currently Chairman of Rath, Young and Pignatelli (Law
Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of
Primary Bank, Chairman of Horizon Bank, and Attorney General of the State of
New Hampshire. Through his experience, Mr. Rath brings a legal and legislative perspective to the Board.

Kenneth G. Stella. Mr. Stella has served as a Trustee of the Trust since 1998.
Mr. Stella is President Emeritus of the Indiana Hospital Association,
Indianapolis, Indiana, ("Association"). Mr. Stella served as the Chief
Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services. Mr. Stella also serves as a Board Member of St. Vincent Health. Through his experience,
Mr. Stella brings leadership and direction to the Board as the Lead Independent
Trustee and Chair of the Nominating and Governance Committee.

David H. Windley. Mr. Windley has served as a Trustee of the Trust since 2004.
Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight to the Board.

Each Trustee also now has considerable familiarity with The Trust, its investment adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her prior service as a Trustee of the Trust.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. The Trust's day to day operations are managed by the
Advisor and other service providers who have been approved by the Board. The
Board is currently comprised of eight trustees, seven of whom are classified under the 1940 Act as "non-interested" persons of the Trust ("Independent
Trustees") and one of whom is classified as an interested person of the Trust
("Interested Trustees"). An Interested Trustee serves as the Chairperson of the
Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent
Trustee is selected by the Independent Trustees and serves until a successor is selected. Mr. Stella currently serves as the Lead Independent Trustee. The Lead
Independent Trustee is the Independent Trustee that is currently serving as the
Chairperson of the Nominating and Governance Committee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The
Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust's other service providers and the Trust's Chief
Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust's activities, review the fund's financial statements, oversee compliance with regulatory requirements, and review performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the investment performance of the funds with the Advisor at each of its regularly scheduled quarterly Board meetings. The Board also reviews fair valuation reports at the quarterly Board meetings. In addition, the Board must approve any material changes to a Fund's investment policies or restrictions. With respect to compliance matters, the Trust's Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Board regarding the operation of the Trust's compliance policies and procedures and any material compliance issues that arose during the quarter and meets with the Audit Committee at its quarterly meeting.

The Board considered the number of funds in the Trust, the total assets of the
Trust and the general nature of the funds' investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the Board of
Trustees and for reporting the result of their activities to the Board. The
Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the Board's responsibility to shareholders of the Trust and others relating to oversight of fund accounting, the Trust's systems of control, the
Trust's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust's accounting policies, financial reporting and internal control systems. The members of the
Audit Committee include independent trustees: Nancy L. Frisby, Elizabeth S.
Hager, and David H. Windley. The Audit Committee met four times during the last fiscal year.

Effective January 1, 2008, the Board of Trustees established an Investment
Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the Investment Committee are: Michael D. Coughlin, Gary
D. Lemon and Thomas D. Rath. The Investment Committee met five times during the last fiscal year.

On February 23, 2004, the Board of Trustees established a Nominating and
Governance Committee. The current members of the committee are: Nancy L.
Frisby, Elizabeth S. Hager, Kenneth G. Stella and David H. Windley. The
Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Nominating and Governance Committee met once during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the
Trust's Nominating and Governance Committee, c/o The Lincoln National Life
Insurance Company.

Ownership of Securities

As of December 31, 2010, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each fund. As of December 31, 2010, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees

                                                                       Aggregate Dollar Range of Equity
                                                                    Securities in All Registered Investment
                                                                       Companies Overseen by Trustee in
Name of Trustee    Dollar Range of Equity Securities in the Funds       Family of Investment Companies
----------------- ------------------------------------------------ ----------------------------------------
Daniel R. Hayes                         None                                         None

Independent Trustees

Name of Trustee                     Dollar Range of Equity Securities in the Funds
--------------------- --------------------------------------------------------------------------
Michael D. Coughlin                       LVIP MFS Value Fund - $1-$10,000
                                        LVIP Mid-Cap Value Fund - $1-$10,000
                                 LVIP Mondrian International Value Fund - $1-$10,000
                                     LVIP SSgA Small-Cap Index Fund - $1-$10,000
Nancy L. Frisby       LVIP Delaware Foundation Conservative Allocation Fund - $50,001-$100,000
                               LVIP Delaware Growth and Income Fund - $10,001-$50,000
                               LVIP Delaware Social Awareness Fund - $50,001-$100,000
                             LVIP Delaware Special Opportunities Fund - $50,001-$100,000
                                  LVIP SSgA Small Cap Index Fund - $10,001-$50,000

                          Aggregate Dollar Range of Equity
                       Securities in All Registered Investment
                          Companies Overseen by Trustee in
Name of Trustee            Family of Investment Companies
--------------------- ----------------------------------------
Michael D. Coughlin   $10,001-$50,000
Nancy L. Frisby                    Over $100,000

                                                                              17

                                                                                       Aggregate Dollar Range of Equity
                                                                                    Securities in All Registered Investment
                                                                                       Companies Overseen by Trustee in
Name of Trustee              Dollar Range of Equity Securities in the Funds             Family of Investment Companies
-------------------- ------------------------------------------------------------- ----------------------------------------
Elizabeth S. Hager       LVIP Delaware Growth & Income Fund - $10,001-$50,000      $50,001-$100,000
                         LVIP Delaware Social Awareness Fund - $10,001-$50,000
                           LVIP Janus Capital Appreciation Fund - $1-$10,000
                          LVIP Mondrian International Value Fund - $1-$10,000
                               LVIP Moderate Profile Fund - $1-$$10,000
                         LVIP Moderately Aggressive Profile Fund - $1-$10,000
Gary D. Lemon            LVIP Delaware Growth & Income Fund - $10,001-$50,000      $ 10,001-$50,000
Thomas D. Rath              LVIP Delaware Growth & Income Fund - $1-$10,000        $      1-$10,000
                                 LVIP Global Income Fund - $1-$10,000
                           LVIP SSgA Emerging Markets 100 Fund - $1-$10,000
                           LVIP T. Rowe Price Growth Stock Fund - $1-$10,000
Kenneth G. Stella        LVIP Delaware Social Awareness Fund - $10,001-$50,000     $50,001-$100,000
                      LVIP Delaware Special Opportunities Fund - $10,001-$50,000
David H. Windley                 LVIP Delaware Bond Fund - $1-$10,000              $50,001-$100,000
                         LVIP Delaware Social Awareness Fund - $10,001-$50,000
                      LVIP Delaware Special Opportunities Fund - $10,001-$50,000
                            LVIP MFS International Growth Fund - $1-$10,000
                          LVIP Mondrian International Value Fund - $1-$10,000
                     LVIP SSgA Developed International 150 Fund - $10,001-$50,000
                         LVIP SSgA Emerging Markets 100 Fund - $10,001-$50,000
                          LVIP Wells Fargo Intrinsic Value Fund - $1-$10,000

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2010:

Compensation Table

                                     Aggregate Compensation      Total Compensation From the
Name of Person, Position                 From the Trust            Trust And Fund Complex
--------------------------------    ------------------------    ----------------------------
  Michael D. Coughlin, Trustee               $69,000                       $69,000
  Nancy L. Frisby, Trustee                    75,000                        75,000
  Elizabeth S. Hager, Trustee                 69,000                        69,000
  Gary D. Lemon, Trustee                      76,000                        76,000
  Thomas D. Rath, Trustee                     69,000                        69,000
  Kenneth G. Stella, Trustee                  79,000                        79,000
  David H. Windley, Trustee                   69,000                        69,000

For information regarding the Board of the Master Funds, please see the
Statement of Additional Information of the Master Funds, which is delivered with this SAI.

Investment Adviser and Sub-Advisers
Investment Adviser - Feeder Funds. Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC).
LIA's address is One Granite Place, Concord, New Hampshire 03301. LIA (or its
predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law.
Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

To the extent that a fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a fund does not invest investable assets in another registered investment company, the advisory fee rates payable by both the Standard Class and the Service Class II of each fund to LIA are set forth in the following table:

                                                       Annual Fee Rate Based on
Fund                                                 Average Daily Net Asset Value
--------------------------------------------------- ------------------------------
  LVIP American Global Growth Fund.................             0.80%
  LVIP American Global Small Capitalization Fund...             1.00%
  LVIP American Growth Fund........................             0.75%
  LVIP American Growth-Income Fund.................             0.75%
  LVIP American International Fund.................             0.85%

No advisory fees have been paid by the fund since the fund had not yet commenced operations as of the date of this SAI.

Pursuant to an Investment Management Agreement dated April 30, 2007 (the
Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

Investment Adviser - Master Funds. The investment adviser to the Master Funds,
Capital Research and Management Company, was founded in 1931 and maintains research facilities in the United States and abroad (Los Angeles, San
Francisco, New York, Washington. D.C., London, Geneva, Hong Kong, Singapore and
Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071 and at 6455 Irvine Center Drive, Irvine, CA 92618. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global
Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of the subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds' shareholders approved this arrangement at a meeting of the funds' shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

Investment advisory and service agreements: The Investment Advisory and Service
Agreements (the "Agreements") between the American Funds Insurance Series and the investment adviser will continue in effect until December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a)
the Board of trustees, or by the vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers that is approved by the Series' board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Growth Fund: 0.69% on the first $600 million of net assets, plus 0.59%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.53% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.46% on net assets in excess of $5.0 billion;

Global Small Capitalization Fund: 0.80% on the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.635% on net assets in excess of $5.0 billion;

                                                                              19

Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.280% on net assets in excess of
$34.0 billion;

International Fund: 0.69% on the first $500 million of net assets, plus 0.59%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding
$4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than
$17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets of
$21.0 billion;

Growth-Income Fund: 0.50% on the first $600 million of net assets, plus 0.45%
on net assets greater than $600 million but not exceeding $1.5 billion, plus
0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than
$17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets greater than $27.0 billion but not exceeding $34.0 billion, plus 0.219%
on net assets in excess of $34.0 billion;

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies;
blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The investment adviser's total fees for the fiscal years ended December 31,
2010, 2009 and 2008 were:

                                                                  Fiscal year ended
                                                            -----------------------------
                                                  2010           2009           2008
                                             -------------- -------------- --------------
         Global Growth Fund.................  $26,876,000    $23,377,000    $27,394,000
         Global Small Capitalization Fund...   24,432,000     18,901,000     23,424,000
         Growth Fund........................   82,059,000     69,008,000     83,525,000
         International Fund.................   45,915,000     38,935,000     46,787,000
         Growth-Income Fund.................   65,149,000     56,835,000     65,897,000

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waiver 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through December
31, 2008, this waiver increased to 10% of the management fees that it was otherwise entitled to receive. The waiver was discontinued effective January 1,
2009.

For the period ended December 31, 2008 management fees were reduced by the following as a result of these waivers.

                                          Waiver reduction
                                         -----------------
                                                2008
                                         -----------------
  Global Growth Fund....................     $2,739,000
  Global Small Capitalization Fund......      2,342,000
  Growth Fund...........................      8,352,000
  International Fund....................      4,679,000
  Growth-Income Fund....................      6,589,000

For additional information regarding the investment adviser to the Master
Funds, including information regarding the portfolio managers' compensation for other accounts managed and ownership of shares of the Master Funds to the extent applicable, see the Master Funds' statement of additional information which is delivered together with this SAI.

Sub-Adviser - Feeder Funds. As of the date of this SAI, none of the funds has a sub-adviser. To the extent that a fund does not invest investable assets in another registered investment company, the Trust may elect to appoint a sub-adviser for the fund.

No sub-advisory fees have been paid by the funds since a sub-adviser has not been appointed for any of the funds.

Service marks. The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.

The Trust has obtained the right to use the American Funds (Reg. TM) name in connection with the funds.

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund;
custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. Proxies for the portfolio securities of the Master Funds will be voted pursuant to the Master Fund's proxy voting policies and procedures. The proxy voting procedures and principles of the
Master Funds are attached hereto as Appendix B.

When a fund receives a request for proxy voting from the Master Fund, the fund will vote its proxies in the same proportion as other shareholders of the
Master Fund (i.e., mirror voting). Proxies for the portfolio securities of the
Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures.

Information regarding how each fund voted proxies relating to the Master Fund or portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by call 1-800-4LINCOLN (454-6265);
and (2) on the SEC's website at http://www.sec.gov.

Portfolio Managers - Master Funds
The following provides information regarding each portfolio counselor's other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a fund. Each portfolio counselor or team member is referred to in this section as a "portfolio manager." Shares of the Master funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager's need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio manager owns shares of a Master
Fund (through a variable insurance contract) in the dollar range noted: Robert
W. Lovelace, Global Growth Fund, $10,001 - $50,000. The other portfolio managers have determined that variable insurance or annuity contracts to not meet their current needs. Consequently, they do not hold shares of the funds.

Other Accounts Managed

Portfolio managers may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed as follows:

                                 Registered Investment      Other Pooled Investment
                                      Companies2                   Vehicles3               Other Accounts4
                              --------------------------- --------------------------- --------------------------
                                           Total Assets1               Total Assets1               Total Assets1
                               Number of       in the      Number of       in the      Number of      in the
Portfolio Counselor             Accounts      Accounts      Accounts      Accounts      Accounts     Accounts
----------------------------- ----------- --------------- ----------- --------------- ----------- --------------
James K. Dunton..............     2            68,900         0                0            0              0
Donald D. O'Neal.............     2           223,900         1              170            0              0
Sung Lee.....................     2           190,300         0                0            0              0
Robert W. Lovelace...........     3           176,100         1            1,008            0              0
C. Ross Sappenfield..........     2            83,900         1              170            0              0
David C. Barclay.............     3           106,500         4            1,171           16          6,840
Donnalisa P. Barnum..........     1           161,800         0                0            0              0
L. Alfonso Barroso...........     0                 0         1              100            0              0
Gordon Crawford..............     3           191,800         0                0            0              0
Mark E. Denning..............     5           241,400         1              100            0              0
J. Blair Frank...............     2           184,100         0                0            0              0
Claudia P. Huntington........     3            51,800         0                0            0              0
Gregg E. Ireland.............     2           207,800         1               80            0              0

                                                                              21

                                  Registered Investment      Other Pooled Investment
                                       Companies2                   Vehicles3               Other Accounts4
                               --------------------------- --------------------------- --------------------------
                                            Total Assets1               Total Assets1               Total Assets1
                                Number of       in the      Number of       in the      Number of      in the
Portfolio Counselor              Accounts      Accounts      Accounts      Accounts      Accounts     Accounts
------------------------------ ----------- --------------- ----------- --------------- ----------- --------------
Martin Jacobs.................     0                 0         0               0           0             0
Gregory Johnson...............     3           101,500         0               0           0             0
Michael T. Kerr...............     2           211,600         0               0           0             0
Harold H. La..................     1             7,700         0               0           0             0
James B. Lovelace.............     4           168,400         0               0           0             0
Jesper Lyckeus................     2           190,300         1             100           0             0
Ronald B. Morrow..............     3           262,500         0               0           0             0
Christopher W. Thomsen........     1            21,100         0               0           0             0
Steven T. Watson..............     3           118,700         0               0           0             0
Paul A. White.................     0                 0         0               0           0             0
Dylan J. Yolles...............     3           202,100         0               0           0             0

1 in millions of dollars

2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted
  are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

3 Represents funds advised or sub-advised by Capital Research and Management
  Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
  Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Other Accounts Managed with Performance-Based Advisory Fees

None of the above portfolio counselors manage other accounts with respect to which the advisory fee is based on account performance. This information is as of American Funds Insurance Series' most recently completed fiscal year.

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account.

Capital Research and Management Company, the investment adviser to the Master
Funds, has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the Master Funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. Capital Research and
Management Company believes that its policies and procedures are reasonably designed to address these issues.

Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each LVIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance. As of the funds' fiscal year ended, December 31, 2010, no portfolio manager of any fund beneficially owned securities of any fund.

Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager's need for variable annuity or variable life contract and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio manager owns shares of a Master Fund (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 - $10,000. The
other portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the Master Funds.

Principal Underwriter
Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor-Chester Road,
Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1,
2007. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund series of the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of fund shares. From January
1, 2010 through December 31, 2010, LFD received $19,125,575 in compensation from the Trust.

Administration Agreement
The Lincoln Variable Insurance Products Trust ("Trust") has entered into an
Administration Agreement (the Administration Agreement) with Lincoln National
Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the funds. These services include, among others: coordination of all service providers;
providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services for the year ended December 31, 2010, the Trust paid Lincoln Life $1,045,236 which was allocated to the funds based on average net assets. In addition, for the year ended December 31, 2010, the Trust reimbursed Lincoln Life for the cost of legal and corporate secretary services in the amount of $321,094. Beginning
January 1, 2011, the Trust will pay Lincoln Life a monthly fee which will be
..01% of the average daily net assets of each Fund during the month and will reimburse Lincoln Life for the cost of legal services.

Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (the Accounting Agreement) with The Bank of New York Mellon
(Mellon), effective October 1, 2007, pursuant to which Mellon provides certain accounting services for the funds. Services provided under the Accounting
Agreement include, among others, functions related to calculating the daily net asset values of each fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each fund pays Mellon an annual fee of $47,000, plus certain out-of-pocket expenses.

Code of Ethics
The Trust, LIA, and the distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The board of trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers (if applicable) who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust's
Code of Ethics requires reporting to the board of trustees on compliance violations.

Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The
Trust's Certificate of Trust is on file with the Secretary of State of
Delaware. The Trust's Declaration of Trust authorizes the board of trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of 62 funds organized as separate series of shares. The Declaration of Trust authorizes the board of trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers one class of shares: the Service Class II. The
Service Class II shares are subject to a distribution (Rule 12b-1) fee. The
Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.75% per year to those organizations that sell and distribute Service Class II shares and provide services to Service Class II shareholders and contract owners. The
12b-1 plan for the Service Class II is discussed in the "Rule 12b-1 Plan"
section of this SAI.

Each fund's shares have no subscription or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this
SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing fund may not impose levies

                                                                              23

on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the
Trust voting without regard to individual funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office.
Shareholders may remove a trustee by the affirmative vote of two-thirds of the
Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities
Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively,
Variable Contract). These Insurance Companies include, without limitation, (1)
The Lincoln National Life Insurance Company (Lincoln Life), an Indiana
insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2)
Lincoln Life & Annuity Company of New York (Lincoln New York), a New York
insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802;
and (3) other third party insurance companies.

The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, under the 1940 Act, the
Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the
Variable Contract. Fund shares held in an Insurance Company separate account for which no timely instructions are received will, subject to fair representation requirements, be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. As a result of this
"echo voting," the instructions of a small number of contract owners may determine the outcome of matters subject to shareholder vote. Please refer to the prospectus and SAI for your variable annuity or variable life contract for additional information on the voting of shares at fund shareholder meetings.

25% Plus Record Holders

As of March 9, 2011, the following entity held of record more than 25% of each fund's outstanding shares as noted below:

Fund and Shareholder                                     Total Share Ownership
------------------------------------------------------- ----------------------
         LVIP American Growth Fund
         Lincoln Life..................................         96.82%
         LVIP American Growth-Income Fund
         Lincoln Life..................................         96.24%
         LVIP American International Fund
         Lincoln Life..................................         96.11%
         LVIP American Global Growth Fund
         Lincoln Life..................................         94.85%
         LVIP American Global Small Capitalization Fund
         Lincoln Life..................................         98.33%

5% Plus Record Holders

As of March 9, 2011, the shareholders listed below held of record 5% or more of a class of a fund's outstanding shares:


Fund / Shareholder - Share Class                         Share Ownership
------------------------------------------------------- ----------------
         LVIP American Growth Fund
         Lincoln Life - Service Class..................       96.82%
         LVIP American Growth-Income Fund
         Lincoln Life - Service Class..................       96.24%
         LVIP American International Fund
         Lincoln Life - Service Class..................       96.11%
         LVIP American Global Growth Fund
         Lincoln Life - Service Class..................       94.85%
         Lincoln New York - Service Class..............        5.15%
         LVIP American Global Small Capitalization Fund
         Lincoln Life - Service Class..................       98.33%

Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class II of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance
Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class II, for activities primarily intended to sell Service Class II shares or Variable
Contracts offering Service Class II shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance
Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each fund to pay to Insurance
Companies or others, out of the assets of the Service Class II, a monthly fee
(the Plan Fee) not to exceed 0.75% per annum of the average daily net asset value of the Service Class II shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.55% for the funds. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class II of each fund.
Each year, the Trustees must make this determination for the Plan to be continued.

For the fiscal year ended December 31, 2010, the total amount of distribution related expenses paid by the Service Class II shares of the funds was approximately $9,534. For fiscal year ended December 31, 2010, the distribution related expenses paid by the Service Class II under the Plan were used for compensation to broker-dealers and sales personnel and for printing and mailing of prospectuses to other than current shareholders.

The Master Funds have not adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for their Class 1 Shares.

Revenue Sharing
LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers (if applicable) may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the sub-advisers receive from LIA (if applicable), to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example,
LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing

                                                                              25

and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the funds'
shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities
A fund determines its net asset value per share by subtracting its liabilities
(including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.

Feeder Funds. As noted in the prospectus, the new asset value ("NAV") and offering price of each class of each fund's shares will be determined each once daily as of the close of regular trading on the New York Stock Exchange
("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the
NYSE) during each day on which the NYSE is open for trading. On days that the
NYSE is closed, securities held by a Master Fund may nevertheless be actively traded and the value of a fund's share could be indirectly affected. The NAV per share of each class of each fund is calculated by taking the value of the fund's assets attributable to that class, subtracting the fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAVs of the funds are determined based upon the NAVs of the Master Funds. Determination of the NAVs of the Master Funds is the
responsibility of the Master Funds and not the funds.

Master Funds. Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the
Master Fund's statement of additional information, which is delivered together with this SAI.

Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, fund management will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

Fund management may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance
Companies may include this information in marketing and other public materials
(including via website posting) 15 days after the end of the quarter.

Fund management will post all of the holdings for each fund other than the LVIP
Money Market fund, to a publicly available website no earlier than 25 calendar days after quarter end, and for each Lincoln Profile fund and LVIP SSgA
Rules-Based fund, no earlier than 25 calendar days after any material changes are made to the holdings of such fund. At the time of the disclosure on the website, the portfolio holdings of these funds will be deemed public.

Fund management may also provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public. Fund management currently provides holdings information to Factset on a daily basis.

Fund management may provide, at any time, portfolio holdings information to:
(a) fund service providers and affiliates, such as the funds' investment adviser, custodian and independent registered public accounting firm, to the extent necessary to perform services for the funds; and (b) state and federal regulators and government agencies as required by law or judicial process.
These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The
Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, the investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds'
portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

For information regarding the disclosure of portfolio holdings of the Master
Funds, please refer to the Statement of Additional Information of the Master
Funds.

Purchase and Redemption Information
Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life,
LNY and other insurance companies. The offering price of each fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent
All securities, cash and other similar assets of the funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh,
Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities;
transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.

Independent Registered Public Accounting Firm
The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite
4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent
Registered Public Accounting Firm for the funds. In addition to the audits of the financial statements of the funds, other services provided include review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit
Committee.

For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' statement of additional information.

Financial Statements
The audited financial statements and the reports of Ernst & Young LLP are incorporated by reference to each fund's 2010 annual report. We will provide a copy of each fund's annual report on request and without charge. Either write
The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana
46801 or call: 1-800-4LINCOLN (454-6265).

Taxes
Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of
1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain

                                                                              27

which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under Section
817(h) of the Code, that apply to mutual funds underlying variable contracts.
Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable
Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years.
Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal
Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These
interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the funds. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings
Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's
Corp.

Moody's Investors Service, Inc.

Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA-This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                                                              29

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1-Highest Quality;

Prime 2-Higher Quality;

Prime 3-High Quality.

(The funds will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A
Categories, as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B

Fund of Funds and Master-Feeder Funds
Proxy Voting Procedures
Background
The Lincoln Variable Insurance Products Trust offers certain Fund of Funds.
Each Fund of Funds intends to invest substantially all of its assets in shares of the other Funds of the Trust and shares of other unaffiliated mutual funds
(each an "Underlying Fund"). Some Fund of Funds may also invest directly in equity and fixed income securities.

In addition, the Lincoln Variable Insurance Products Trust offers certain
Master-Feeder Funds. A Feeder Fund does not buy investment securities directly.
Instead, it invests in a Master Fund which in turn purchases investment securities. Each Feeder Fund has essentially the same investment objective and limitations as its Master Fund.

Procedures

To the extent that an Underlying Fund, whose shares are held by a Fund of
Funds, solicits a shareholder vote on any matter, the Fund of Funds shall vote such shares of the Underlying Fund in accordance with the following in the same proportion as the vote of all other holders of shares of such Underlying Fund.
This type of voting structure is commonly referred to as "mirror voting."

To the extent that the Fund of Funds directly invests in securities other than mutual funds, Lincoln Investment Advisors Corporation (the "Adviser") shall strive to vote proxies related to such securities in the best interests of the
Fund of Funds and the beneficial owners, the contract owners who own an interest in the Fund of Funds.

There may be situations where the Adviser may identify a conflict between the interests of the Fund shareholder, which is the Fund of Funds, and its beneficial owners, on the one hand, the interest of the Adviser, the Fund's principal underwriter, or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand. Nevertheless, in those situations, the Adviser will vote the proxies in the best interests of the
Fund's shareholder and its beneficial owners. In the event that the Adviser identifies a material conflict, the Adviser will notify the Chief Compliance
Officer of the Trust of the conflict, how the proxy vote was case and the rationale for the vote.

If a Master Fund in a Master-Feeder structure calls a shareholder meeting and solicits proxies, the Feeder Fund, who owns shares of the Master Fund, shall seek voting instructions from the shareholders of the Feeder Fund and will vote proxies in the same proportion as the instructions timely received from the shareholders of the Feeder Fund.

When a Fund is a Feeder Fund in a Master-Feeder structure, proxies for the portfolio securities owned by the Master Fund will be voted pursuant to the
Master Fund's own proxy voting policies and procedures. Thus, except as otherwise note herein, the Feeder Funds shall not be subject to these procedures.

Proxy voting procedures and principles - Master Funds
The funds' investment adviser, in consultation with the Series' board, has adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds and
Endowments. The complete text of these principles is available on the American
Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series' board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the Series' board monitors the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

                                                                              31

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling
American Funds Service Company or visiting the American Funds website.

   Director matters - The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

   Governance provisions - Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

   Shareholder rights - Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

   Compensation and benefit plans - Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interest and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

   Routine matters - The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager as of the funds' fiscal year ended December 31, 2010:

Compensation of Investment Professionals - Master Funds

As described in the prospectuses of the Master Funds, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the result of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

     Global Growth Fund - MSCI All Country World Index, Lipper Global Funds
Index;

   Global Small Capitalization Fund - Lipper Small Cap Growth Funds Index,
   Lipper International Small Cap Funds Index, MSCI All Country World Small
   Cap Index, MSCI USA Small Cap Index, MSCI All Country World ex USA Small
   Cap Index;

     Growth Fund - S&P 500, MSCI All Country World Index, Lipper Growth Funds
   Index;

     International Fund - MSCI All Country World Index ex-USA, Lipper
   International Funds Index;

     Growth-Income Fund - S&P 500, Lipper Growth & Income Funds Index.

                                                                              33

                           PART C - OTHER INFORMATION

Item 28 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products
     Trust incorporated herein by reference to Post-Effective Amendment No. 13
(File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust, as amended, incorporated herein by reference to Post-Effective Amendment No. 66 (File
    No. 33-70742) filed on December 1, 2009.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust, as amended,
       Articles II, VII and VIII incorporated herein by reference to
       Post-Effective Amendment No. 66 (File No. 33-70742) filed on December 1,
       2009.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance
    Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4,
    2003.

(d) 1. a. Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln
          Investment Advisors Corporation incorporated herein by reference to
          Post-Effective Amendment No. 98 (File No. 33-70742) filed on April 6,
          2011.

     b. Amendment dated April 30, 2010 (LVIP Master-Feeder Funds only) to
       Investment Management Agreement incorporated herein by reference to
       Post-Effective Amendment No. 86 (File No. 33-70742) filed on April 27,
       2010.

(e) Principal Underwriting Agreement dated June 1, 2007, as amended, between
    Lincoln Variable Insurance Products Trust and Lincoln Financial
    Distributors, Inc. incorporated herein by reference to Post-Effective
    Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(f) N/A

(g) Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, by and between Lincoln Variable Insurance Products Trust and
    Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(h) 1. Fund Accounting and Financial Administration Services Agreement dated
       October 1, 2007, as amended, between Lincoln Variable Insurance Products
       Trust and Mellon Bank, N.A. incorporated herein by reference to
       Post-Effective Amendment No. 50 (File No. 33-70742) Filed on March 20,
       2009.

   2. a. Fund Participation Agreement dated May 1, 2003, as amended, between
      The Lincoln National Life Insurance Company and Lincoln Variable
      Insurance Products Trust incorporated herein by reference to
      Post-Effective Amendment 21 (File No. 333-68842) filed on Form N-14 on
     April 3, 2009.

     b. Amendment effective April 29, 2011 to Fund Participation Agreement
       (Lincoln Life) incorporated herein by reference to Post-Effective
       Amendment No. 98 (File No. 33-70742) filed on April 6, 2011.

   3. a. Fund Participation Agreement, as amended, between Lincoln Life &
      Annuity Company of New York and Lincoln Variable Insurance Products Trust
      Post-Effective Amendment No. 6 (333-145531) on Form N-4 on April 9, 2009.

     b. Amendment effective April 30, 2010 to Fund Participation Agreement
       (Lincoln New York) incorporated herein by reference to Post-Effective
       Amendment No. 98 (File No. 33-70742) filed on April 6, 2011.

   4. Master Fund Participation Agreement dated June 30, 2010 between Lincoln
    Variable Insurance Products Trust, The Lincoln National Life Insurance
    Company, Lincoln Life & Annuity Company of New York, American Funds
    Insurance Series, Capital Research and Management Company, and American
    Funds Service Company filed herein as Exhibit 28(h)(4).

   5. Administration Agreement dated January 1, 2011, as amended, between
    Lincoln Variable Insurance Products Trust and The Lincoln National Life
    Insurance Company incorporated herein by reference to Post-Effective
    Amendment No. 98 (File No. 33-70742) filed on April 6, 2011.

   6. Expense Limitation Agreement dated April 30, 2010 between The Lincoln
    National Life Insurance Company and Lincoln Variable Insurance Products
    Trust incorporated herein by reference to Post-Effective Amendment No. 86
    (File No. 33-70742) filed on April 27, 2010.

   (i) a. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19
       (File No. 33-70742) filed on April 5, 2006.

      b. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41
        (File No. 33-70742) filed on April 15, 2008.

(j) Consent of Independent Registered Public Accounting Firm filed herein as
         Exhibit 28(j).

(k) N/A

(l) N/A

(m) 1. Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 98 (File No. 33-70742) filed on April 6, 2011.

   2. Distribution Services Agreement dated May 1, 2008, as amended, between
    Lincoln Variable Insurance Products Trust and Lincoln Financial
    Distributors, Inc. incorporated herein by reference to Post-Effective
    Amendment No. 98 (File No. 33-70742) filed on April 6, 2011.

(n) N/A

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln
       Investment Advisors Corporation dated December 7, 2010 incorporated herein by reference to Post-Effective Amendment No. 93 (File No.
       33-70742) filed on January 19, 2011.

(q) Power of Attorney dated March 8, 2010 incorporated herein by reference to
    Post-Effective Amendment No. 80 (File No. 33-70742) filed on April 15,
    2010.

(r) Organizational Chart of Lincoln National Insurance Holding Company System
    incorporated herein by reference to Post-Effective Amendment No. 11 filed on Form N-4 (File No. 333-145531) filed on August 26, 2010.

Item 29. Persons Controlled by or Under Common Control with Registrant

     A diagram of all persons under common control with the Registrant is filed as Exhibit 28(r) to this Registration Statement.

   See also "Purchase and Sale of Fund Shares" in the Prospectus disclosure forming Part A of this Registration Statement and "Control Persons and
   Principal Holders of Securities" in the Statement of Additional Information
   disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The
   Lincoln National Life Insurance Company for its Variable Annuity Account N;
   and Lincoln Life & Annuity Company of New York for its Variable Annuity
   Account N; and certain non-registered separate accounts of The Lincoln
   National Life Insurance Company and Lincoln Life & Annuity Company of New
   York. Certain "fund of funds" of the Trust may also invest in other of the
   Trust's series of funds.

     No persons are controlled by the Registrant.

Item 30. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of
   1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 28(b) to
   the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of
   the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the
   Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the
   Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [Exhibit 28(d)(1)(a) to
   the Registration Statement] limits the liability of Lincoln Investment
   Advisors Corporation (LIAC or the "Adviser") to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

                                      B-2

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of
   Registrant's Adviser, LIAC, is hereby incorporated by reference from the sections captioned "Investment Adviser" in the Prospectus and Statement of
   Additional Information (SAI) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of
   LIAC's Form ADV filed separately with the Securities and Exchange
   Commission.

   Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser is incorporated by reference to
   Schedules A and D of the Adviser's Form ADV.

Item 32. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD
      also serves as the Principal Underwriter for: Lincoln National Variable
      Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D;
      Lincoln National Variable Annuity Account E; Lincoln Life Flexible
      Premium Variable Life Account F; Lincoln Life Flexible Premium Variable
      Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life
      Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium
      Variable Life Account K; Lincoln National Variable Annuity Account L;
      Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life
      Variable Annuity Account N; Lincoln Life Variable Annuity Account Q;
      Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life
      Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity
      Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible
      Premium Variable Life Account Y; and Lincoln Life Flexible Premium
      Variable Life Account Z.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity
     Flexible Premium Variable Life Account M; LLANY Separate Account N for
     Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate
     Account R for Flexible Premium Variable Life Insurance; and LLANY Separate
     Account S for Flexible Premium Variable Life Insurance.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
Anant Bhalla*              Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel H. Schwartz*          Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Patricia A. Insley*        Vice President and Director
Thomas O'Neill*            Director and Chief OperationsOfficer
Linda E. Woodward***       Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

     *** Principal Business address is 1300 South Clinton Street, Ft. Wayne, IN
46802

     (c) n/a

Item 33. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules
   promulgated thereunder are maintained by the investment adviser, Lincoln
   Investment Advisors Corporation, One Granite Place, Concord, New Hampshire,
   03301 and 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust's
   administrator, The Lincoln National Life Insurance Company, 1300 South
   Clinton Street, Fort Wayne, Indiana 46802; and the Trust's custodian, The
   Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh,
   Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950.

Item 34. Management Services

     Not applicable.

                                      B-3

Item 35. Undertakings

   Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Post-Effective
Amendment No. 103 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of
Indiana on this 12th day of April, 2011.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
            LVIP American Global Growth Fund
            LVIP American Global Small Capitalization Fund
            LVIP American Growth Fund
            LVIP American Growth-Income Fund
            LVIP American International Fund
      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in their capacities indicated on April 12, 2011.

Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
                                 (Principal Executive Officer)
Daniel R. Hayes
------------------------------
* /s/ William P. Flory, Jr.      Chief Accounting Officer
------------------------------
                                 (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.
*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin
*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby
*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager
*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon
*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*/s/ David H. Windley            Trustee
------------------------------
David H. Windley
*By: /s/ Cynthia A. Rose         Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose

                                      B-4

Exhibit
Index
28(h)(4)  Master Fund Participation Agreement
28(j)     E&Y Consent